BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of Borrowings by Nature

(in millions of Euros)	December 31, 2019							December 31, 2018
	Nominal Value in Currency	Nominal rate	Effective rate	Nominal Value In Euros	(Arrangement fees)	Accrued interests	Carrying value	Carrying value
Secured Pan-U.S. ABL (due 2022) (A)	$142	Floating	4.2%	127	—	—	127	—
Secured Inventory Based Facility (due 2021) (B)	—	Floating	—	—	—	—	—	—
Senior Unsecured Notes
Constellium SE (Issued May 2014, due 2024)	$400	5.75%	6.26%	356	(3)	2	355	348
Constellium SE (Issued May 2014, due 2021)	€200	4.63%	5.16%	200	(1)	1	200	300
Constellium SE (Issued February 2017, due 2025)	$650	6.63%	7.13%	579	(10)	13	582	568
Constellium SE (Issued November 2017, due 2026)	$500	5.88%	6.26%	445	(6)	10	449	440
Constellium SE (Issued November 2017, due 2026)	€400	4.25%	4.57%	400	(6)	6	400	399
Unsecured Revolving Credit Facility (due 2021) (C)	—	Floating	—	—	—	—	—	—
Lease liabilities				187	—	1	188	73
Other loans (D)				59	—	1	60	23
Total Borrowings				2,353	(26)	34	2,361	2,151
Of which non-current							2,160	2,094
Of which current							201	57
Constellium SE Senior Notes are guaranteed by certain subsidiaries.

(A)	On February 20, 2019, the Pan-U.S. ABL was amended to include Bowling Green and increased to $350 million. The Pan-U.S. ABL was increased to $400 million on May 10, 2019.

(B)	On March 15, 2019, the French secured Inventory Based Facility maturity was extended to 2021.

(C)	The Unsecured Revolving Credit Facility has a €7 million borrowing base and is provided by Bpifrance Financement, a related party.

(D)	Other loans include €36 million of financial liabilities relating to the sale and leaseback of assets that were considered to be financing arrangements in substance.

Schedule of Movement in Borrowings

(in millions of Euros)	Notes	Year ended December 31, 2019	Year ended December 31, 2018
At December 31, prior period		2,151	2,127
IFRS 16 application		102	—
At January 1		2,253	2,127
Cash flows
Repayment of Senior Notes (A)		(100)	—
Proceeds / (repayments) from revolving credit facilities and other loans		109	(68)
Lease repayments		(86)	(15)
Non-cash changes
Borrowings assumed through business combination	3	75	—
Movement in interests accrued or capitalized		1	12
New leases and other loans		75	28
Deferred arrangement fees, step-up amortization and other		5	2
Effects of changes in foreign exchange rates		29	65
At December 31		2,361	2,151

(A)	On August 8, 2019, €100 million of the €300 million outstanding aggregate principal amount of the 4.63% Senior Notes due 2021 were redeemed.

Schedule of Currency Concentration of Total Borrowings
The composition of the carrying amounts of total borrowings in Euro equivalents is denominated in the currencies shown below:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
U.S. Dollar	1,597	1,408
Euro	746	726
Other currencies	18	17
Total borrowings	2,361	2,151